Commitments and Contingencies (Schedule Of Lease Information) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease ROU and other assets (noncurrent)	$ 145	$ 146
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating and other current liabilities	$ 38	$ 37
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease And Other Current Liabilities	Operating Lease And Other Current Liabilities
Operating lease and other obligations (noncurrent)	$ 131	$ 133
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating lease obligations	$ 169	$ 170
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Weighted-average remaining lease term (in years)	6 years	7 years
Weighted-average discount rate	2.60%	2.50%